INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2015
INVESTMENTS [Abstract]
Short-Term Investment and Long-Term Investment
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$
Short-term investments
Fixed-rate time deposits	455,184	105,843

Long-term investments:
Available-for-sale securities:
-Color Life	24,091	21,679
-Hopefluent	34,944	28,741
	59,035	50,420
Cost method investment:
-Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	62,257
-Shenzhen World Union Properties Consultancy Co., Ltd. (“World Union”)	-	121,393
	62,257	183,650

	121,292	234,070

Summary of Available-for-Sale Securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

September 30, 2015
-Color Life	13,583	8,096	-	21,679
-Hopefluent	34,944	-	(6,203)	28,741

	48,527	8,096	(6,203)	50,420

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net carrying Amount)
	(Audited)	(Audited)	(Audited)	(Audited)
	US$	US$	US$	US$

December 31, 2014
-Color Life	13,583	10,508	-	24,091
-Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035